General and Administrative (Details) - Schedule of General and Administrative - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of general and administrative expenses [Abstract]
Salaries and related expenses	$ 553	$ 601	$ 516
Professional services	2,521	3,020	1,063
Consulting and director fees	1,131	1,171	972
Travel	63	135	85
Office and general	1,415	1,994	1,650
Regulatory and filing fees	169	(33)	178
Shareholder relations	228	547	468
Total	$ 6,080	$ 7,435	$ 4,932